ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial results of food supply chain entities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Carrying amounts of assets under disposal
Total current assets of discontinued operations	$ 0	$ 4,403
Carrying amounts of liabilities under disposal
Total current liabilities of discontinued operations	$ 0	$ 30,938